united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/17

Item 1. Reports to Stockholders.

CONDUCTOR GLOBAL EQUITY VALUE FUND

Semi-Annual Report

April 30, 2017

Class A RAALX
Class C RACLX
Class I RAILX
Class Y RAYLX

www.conductorfunds.com
1-844-GO-RAILX (1-844-467-2459)

Conductor Global Equity Value Fund
Portfolio Review (Unaudited)
April 30, 2017

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

			Annualized
				Since Inception Date	Since Inception Date	Since Inception Date	Since Inception Date
	Six Months	One Year	Three Years	12/27/2013	4/15/2014	9/17/2015	4/19/16
Class A with Load (a)	4.70%	10.16%	4.57%	N/A	5.13%	N/A	N/A
Class A	11.07%	16.89%	6.67%	N/A	7.18%	N/A	N/A
Class C	10.69%	16.08%	N/A	N/A	N/A	11.84%	N/A
Class I	11.10%	17.12%	6.88%	5.90%	N/A	N/A	N/A
Class Y	11.64%	17.79%	N/A	N/A	N/A	N/A	17.90%
MSCI World Total Return Index (b)	12.44%	15.30%	6.27%	6.53%	7.09%	11.01%	13.48%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Per the fee table in the February 28, 2017 prospectus, the Fund’s total annual operating expense ratio is 2.20%, 2.95%, 1.95%, and 1.95% for Class A, Class C, Class I, and Class Y shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-844-GO-RAILX.

(a)	Class A with load total return is calculated using the maximum sales charge of 5.75%

(b)	The MSCI World Total Return Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Total Return Index consists of 23 developed market country indexes. You cannot invest directly in an index.

Portfolio Composition as of April 30, 2017
Holdings by Industry/Asset Class	% of Net Assets	Holdings by Country	% of Market Value
Equity Funds	25.5%	Global ETF	25.4%
Commercial Services	7.7%	United States	24.3%
Mining	5.8%	Japan	14.5%
Electronics	5.6%	Australia	5.8%
Auto Parts & Equipment	5.3%	South Korea	4.9%
Semiconductors	5.2%	China	4.0%
Engineering & Construction	4.3%	Indonesia	2.7%
Short-Term Investments	4.2%	Finland	2.4%
Retail	4.1%	Brazil	2.0%
Auto Manufacturers	3.1%	Norway	2.0%
Other**	31.1%	Other^	12.0%
Other Assets and Liabilities -Net	(1.9)%		100.0%
	100.0%

**	Other represents less than 3.1% weightings in the following industries: Airlines, Building Materials, Chemicals, Coal, Computers, Diversified Financial Services, Electric, Food, Healthcare Services, Internet, Iron/Steel, Lodging, Machinery Construction & Mining, Machinery Diversified, Metal Fabricate/Hardware, Oil & Gas, Oil and Gas Services, Real Estate, Trucking & Leasing, and Water.

^	Other countries represents less than 2.0% weightings in the following countries: Bermuda, Britain, Canada, Hong Kong, Luxembourg, Malaysia, Mexico, Poland, Singapore, South Africa and Turkey.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017

Shares		Fair Value
	COMMON STOCKS - 72.2%
	AIRLINES - 1.1%
89,670	Dart Group PLC	$706,602

	AUTO MANUFACTURERS - 3.1%
985,000	Geely Automobile Holdings Ltd.	1,327,144
99,500	Mitsubishi Motors Corp.	637,252
		1,964,396
	AUTO PARTS & EQUIPMENT - 5.3%
14,800	Bridgestone Corp.	617,327
14,300	Cooper Tire & Rubber Co.	547,690
21,400	Koito Manufacturing Co. Ltd.	1,105,803
35,200	Nissin Kogyo Co. Ltd.	605,292
19,800	TS Tech Co. Ltd.	520,139
		3,396,251
	BUILDING MATERIALS - 1.0%
188,000	Anhui Conch Cement Co. Ltd.	657,446

	CHEMICALS - 2.8%
19,201	Mosaic Co. (The)	517,083
57,400	Toagosei Co. Ltd.	674,346
15,332	Yara International ASA	570,120
		1,761,549
	COAL - 1.5%
975,800	Tambang Batubara Bukit Asam Persero Tbk PT	925,261

	COMMERCIAL SERVICES - 7.7%
14,518	Cintas Corp.	1,778,019
22,491	DeVry Education Group, Inc.	851,284
29,500	Duskin Co., Ltd.	661,745
445,900	OHL Mexico SAB de CV	544,311
50,040	Weight Watchers International, Inc. *	1,044,835
		4,880,194
	COMPUTERS - 1.1%
17,099	Insight Enterprises, Inc. *	719,868

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
2,452,000	Malaysia Building Society Bhd	739,692

	ELECTRIC - 0.8%
177,958	Cia Energetica de Minas Gerais	495,628

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017

Shares		Fair Value
	ELECTRONICS - 5.6%
37,291	AVX Corp.	$630,591
21,474	Sanmina Corp. *	799,907
8,019	Tech Data Corp. *	767,017
21,600	Tokyo Seimitsu Co. Ltd.	669,961
40,872	Vishay Intertechnology, Inc.	668,257
		3,535,733
	ENGINEERING & CONSTRUCTION - 4.3%
97,000	Hazama Ando Corp.	690,802
32,300	JGC Corp.	564,025
62,500	Takuma Co. Ltd.	649,104
96,695	WorleyParsons Ltd. *	816,771
		2,720,702
	FOOD - 2.2%
444,190	Metcash Ltd. *	715,112
5,875	Sanderson Farms, Inc.	680,208
		1,395,320
	HEALTHCARE-SERVICES - 1.7%
6,171	UnitedHealth Group, Inc.	1,079,185

	INTERNET - 1.2%
95,500	Gree, Inc.	765,784

	IRON/STEEL - 2.4%
74,043	Kumba Iron Ore, Ltd. *	962,600
44,802	Labrador Iron Ore Royalty Corp.	581,912
		1,544,512
	LODGING - 1.1%
748,000	SJM Holdings Ltd.	725,143

	MACHINERY-CONSTRUCTION & MINING - 2.6%
110,046	Outotec OYJ *	816,564
405,900	United Tractors Tbk PT	818,385
		1,634,949
	MACHINERY-DIVERSIFIED - 2.4%
19,984	Metso OYJ	715,707
11,705	SFA Engineering Corp.	803,927
		1,519,634
	METAL FABRICATE/HARDWARE - 0.9%
37,325	Tenaris SA	583,088

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017

Shares		Fair Value
	MINING - 5.8%
34,544	BHP Billiton Ltd.	$615,020
116,930	Iluka Resources Ltd.	734,793
27,645	KGHM Polska Miedz SA	875,739
112,560	Koza Altin Isletmeleri AS *	611,703
167,224	OZ Minerals Ltd.	887,933
		3,725,188
	OIL & GAS - 1.7%
53,296	CVR Refining LP *	535,625
20,561	HollyFrontier Corp.	578,587
		1,114,212
	OIL & GAS SERVICES - 2.0%
610,500	Sinopec Engineering Group Co. Ltd.	596,553
30,991	TGS Nopec Geophysical Co ASA	675,640
		1,272,193
	REAL ESTATE - 1.0%
316,000	Daikyo, Inc.	658,086

	RETAIL - 4.1%
6,964	Children’s Place, Inc. (The)	799,467
26,700	Doutor Nichires Holdings Co., Ltd.	566,190
3,437	GS Home Shopping, Inc.	614,220
62,290	Staples, Inc.	608,573
		2,588,450
	SEMICONDUCTORS - 5.2%
39,502	Kulicke & Soffa Industries, Inc. *	881,685
46,850	Marvell Technology Group Ltd.	703,687
437	Samsung Electronics Co. Ltd.	856,708
18,392	SK Hynix, Inc.	871,292
		3,313,372
	TRUCKING & LEASING - 1.2%
17,025	Greenbrier Cos., Inc. (The) ^	739,736

	WATER - 1.2%
85,343	Cia de Saneamento Basico do Estado de Sao Paulo	782,971

	TOTAL COMMON STOCKS (Cost - $35,503,347)	45,945,145

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS AND NOTES - 25.5%
	EQUITY FUNDS - 25.5%
4,012	iPATH S&P 500 VIX Short-Term Futures ETN *^	$60,220
142,831	iShares Global Financials ETF ^	8,736,973
138,526	Vanguard FTSE Europe ETF	7,422,223
	TOTAL EXCHANGE TRADED FUNDS AND NOTES - (Cost - $15,319,828)	16,219,416

	SHORT-TERM INVESTMENTS - 4.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.2%
1,395,523	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.65% +	1,395,523

	MONEY MARKET FUND - 2.0%
1,303,067	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class, 1.08% +	1,303,067

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,698,590)	2,698,590

	TOTAL INVESTMENTS - 101.9% (Cost - $53,521,765) (a)	64,863,151
	OTHER ASSETS AND LIABILITIES - NET - (1.9)%	(1,233,269)
	TOTAL NET ASSETS - 100.0%	$63,629,882

*	Non-income producing security.

^	All or a portion of the security is on loan. Total loaned securities had a value of $1,351,332 at April 30, 2017.

+	Money market fund; interest rate reflects seven day effective yield on April 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $53,537,949 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation:	$12,104,475
Unrealized Depreciation:	(779,273)
Net Unrealized Appreciation:	$11,325,202

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
Statement of Assets and Liabilities (Unaudited)
April 30, 2017

ASSETS
Investment securities:
Total securities, at cost	$53,521,765
Total securities, at fair value	$64,863,151
Cash *	17,804
Foreign currency (cost $12,541)	12,334 *
Dividends and interest receivable	153,706
Receivable for fund shares sold	40,056
Prepaid expenses and other assets	33,253
TOTAL ASSETS	65,120,304

LIABILITIES
Collateral on securities loaned (see note 6)	1,413,327
Investment advisory fees payable	69,479
Distribution (12b-1) fees payable	1,299
Payable to related parties	3,384
Accrued expenses and other liabilities	2,933
TOTAL LIABILITIES	1,490,422
NET ASSETS	$63,629,882

NET ASSETS CONSIST OF:
Paid in capital	$54,240,289
Undistributed net investment loss	(69,631)
Accumulated net realized loss on investments and currency transactions	(1,881,777)
Net unrealized appreciation of investments and currency transactions	11,341,001
NET ASSETS	$63,629,882

*	Collateral for securities on loan.

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
Statement of Assets and Liabilities (Unaudited)(Continued)
April 30, 2017

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$3,308,266
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	274,859
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.04
Maximum offering price per share (maximum sales charge of 5.75%) (a)(b)	$12.77

Class C Shares:
Net Assets	$889,256
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	74,695
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$11.91

Class I Shares:
Net Assets	$47,795,155
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,945,850
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$12.11

Class Y Shares:
Net Assets	$11,637,205
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	955,807
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$12.18

(a)	For certain purchases of $1 million or more, a 1.00% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2017

INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld $49,996)	$497,573
Interest Income	2,172
Securities Lending (Net)	23,250
TOTAL INVESTMENT INCOME	522,995

EXPENSES
Investment advisory fees	346,747
Distribution (12b-1) fees:
Class A	3,170
Class C	2,782
Registration fees	26,468
Legal fees	14,116
Administrative services fees	20,057
Transfer agent fees	8,655
Non 12b-1 shareholder services	15,242
Audit fees	6,136
Accounting services fees	12,278
Printing and postage expenses	10,103
Custodian fees	17,360
Trustees fees and expenses	6,992
Compliance officer fees	6,767
Other expenses	725
TOTAL EXPENSES	497,598

Less: Fees waived by the Advisor (Class Y)	(14,597)
Plus: Recapture of fees previously waived by the Advisor (Class A, C, and I)	33,623

NET EXPENSES	516,624

NET INVESTMENT INCOME	6,371

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	2,293,502
Foreign Currency Transactions	10,726
Realized gain on investments and foreign currency transactions	2,304,228

Net change in unrealized appreciation/(depreciation) of:
Investments	3,443,051
Foreign Currency Translations	949
Unrealized appreciation on investments and foreign currency transactions	3,444,000

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,748,228

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,754,599

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
Statements of Changes in Net Assets

	For the Six Months	For the Year Ended
	Ended April 30, 2017	October 31,
	(Unaudited)	2016 (a)
FROM OPERATIONS
Net investment income/(loss)	$6,371	$(28,290)
Net realized gain/(loss) from investments and foreign currency transactions	2,304,228	(1,242,930)
Net change in unrealized appreciation of investments and foreign currency transactions	3,444,000	3,989,582
Net increase in net assets resulting from operations	5,754,599	2,718,362

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,256,297	921,380
Class C	584,275	245,500
Class I	1,690,722	6,149,583
Class Y	10,692,747	776,864
Payments for shares redeemed:
Class A	(89,413)	(229,308)
Class I	(4,847,336)	(754,942)
Class Y	(325,150)	—
Net increase in net assets from shares of beneficial interest	8,962,142	7,109,077

TOTAL INCREASE IN NET ASSETS	14,716,741	9,827,439

NET ASSETS
Beginning of Period	48,913,141	39,085,702
End of Period*	$63,629,882	$48,913,141
* Includes undistributed net investment loss of:	$(69,631)	$(76,002)

SHARE ACTIVITY
Class A:
Shares Sold	108,483	87,793
Shares Redeemed	(7,724)	(22,440)
Net increase in shares of beneficial interest outstanding	100,759	65,353

Class C:
Shares Sold	50,727	23,966
Net increase in shares of beneficial interest outstanding	50,727	23,966

Class I:
Shares Sold	150,702	576,950
Shares Redeemed	(419,877)	(75,119)
Net increase/(decrease) in shares of beneficial interest outstanding	(269,175)	501,831

Class Y:
Shares Sold	905,640	77,473
Shares Redeemed	(27,306)	—
Net increase in shares of beneficial interest outstanding	878,334	77,473

(a)	The Conductor Global Equity Value Fund Class Y commenced investment operations on April 19, 2016.

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A Shares
	Six Months Ended		Year Ended	Year Ended		Period Ended
	April 30, 2017		October 31,	October 31,		October 31,
	(Unaudited)		2016	2015		2014 (1)
Net asset value, beginning of period	$10.84		$10.20	$9.80		$9.75
Activity from investment operations:
Net investment income/(loss) (2)	(0.01)		(0.03)	0.00	(10)	(0.01)
Net realized and unrealized gain on investments	1.21		0.67	0.40		0.06	(3)
Total from investment operations	1.20		0.64	0.40		0.05
Net asset value, end of period	$12.04		$10.84	$10.20		$9.80
Total return (4)	11.07%		6.27%	4.08%		0.51%
Net assets, at end of period (000’s)	$3,308		$1,887	$1,109		$12
Ratio of gross expenses to average net assets (6)(8)	2.02	% (7)	2.37%	2.49%		2.51	% (7)
Ratio of net expenses to average net assets (8)	2.15	% (7)(11)	2.14%	2.18%		2.20	% (7)
Ratio of net investment income/(loss) to average net assets (8)(9)	(0.26	)% (7)	(0.33)%	0.02%		(0.22	)% (7)
Portfolio Turnover Rate	55	% (5)	123%	86%		99	% (5)

(1)	The Conductor Global Equity Value Fund Class A commenced investment operations on April 15, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods less than one year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(10)	Amount represents less than $0.005.

(11)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C Shares
	Six Months Ended		Year Ended		Period Ended
	April 30, 2017		October 31,		October 31,
	(Unaudited)		2016		2015 (1)
Net asset value, beginning of period	$10.76		$10.20		$9.94
Activity from investment operations:
Net investment income/(loss) (2)	(0.06)		(0.11)		0.03
Net realized and unrealized gain on investments	1.21		0.67		0.23
Total from investment operations	1.15		0.56		0.26
Net asset value, end of period	$11.91		$10.76		$10.20
Total return (3)	10.69%		5.49%		2.62%
Net assets, at end of period (000’s)	$889		$258		$21	(9)
Ratio of gross expenses to average net assets (5)(7)	2.75	% (6)	3.11%		3.18	% (6)
Ratio of net expenses to average net assets (7)	2.90	% (6)(10)	2.88%		2.93	% (6)
Ratio of net investment income/(loss) to average net assets (7)(8)	(1.07	)% (6)	(1.05)%		2.52	% (6)
Portfolio Turnover Rate	55	% (4)	123	% (4)	86	% (4)

(1)	The Conductor Global Equity Value Fund Class C commenced investment operations on September 17, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of sales charges and, if applicable, wire redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(9)	Actual net assets, not rounded.

(10)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I Shares
	Six Months Ended		Year Ended	Year Ended	Period Ended
	April 30, 2017		October 31,	October 31,	October 31,
	(Unaudited)		2016	2015	2014 (1)
Net asset value, beginning of period	$10.90		$10.23	$9.81	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	(0.00	) (3)	(0.01)	0.00 (3)	0.01
Net realized and unrealized gain/(loss) on investments	1.21		0.68	0.42	(0.20)
Total from investment operations	1.21		0.67	0.42	(0.19)
Net asset value, end of period	$12.11		$10.90	$10.23	$9.81
Total return (4)	11.10%		6.55%	4.28%	(1.90)%
Net assets, at end of period (000s)	$47,795		$45,923	$37,977	$34,297
Ratio of gross expenses to average net assets (6)(8)	1.77	% (7)	2.11%	2.20%	2.26	% (7)
Ratio of net expenses to average net assets (8)	1.90	% (7)(10)	1.87%	1.95%	1.95	% (7)
Ratio of net investment income/(loss) to average net assets (8)(9)	(0.02	)% (7)	(0.06)%	0.02%	0.08	% (7)
Portfolio Turnover Rate	55	% (5)	123%	86%	99	% (5)

(1)	The Conductor Global Equity Value Fund Class I commenced investment operations on December 27, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class Y Shares
	Six Months Ended	Period Ended
	April 30, 2017	October 31,
	(Unaudited)	2016 (1)
Net asset value, beginning of period	$10.91	$10.28
Activity from investment operations:
Net investment income (2)	0.04	0.01
Net realized and unrealized gain on investments	1.23	0.62
Total from investment operations	1.27	0.63
Net asset value, end of period	$12.18	$10.91
Total return (3)	11.64%	6.13%
Net assets, at end of period	$11,637	$845
Ratio of gross expenses to average net assets (5)(6)(7)	1.74%	2.04%
Ratio of net expenses to average net assets (6)(7)	1.25%	1.39%
Ratio of net investment income to average net assets (6)(7)(8)	0.59%	0.24%
Portfolio Turnover Rate (4)	55%	123%

(1)	The Conductor Global Fund Class Y commenced investment operations on April 19, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Turnover is calculated based on Fund level and is not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2017

1.	ORGANIZATION

The Conductor Global Equity Value Fund, formerly the Conductor Global Fund, (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund offers Class A, Class C, Class I, and Class Y shares. The Fund commenced investment operations for Class I shares on December 27, 2013. Class A shares commenced investment operations on April 15, 2014. Class C shares commenced investment operations on September 17, 2015. Class Y shares commenced investment operations on April 19, 2016. The investment objective is to provide long-term risk-adjusted total return.

Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities in which the Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective December 12, 2016 the Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2017 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$16,454,440	$29,490,705	$—	$45,945,145
Exchange Traded Funds and Notes	16,219,416	—	—	16,219,416
Short-Term Investments	2,698,590	—	—	2,698,590
Total	$35,372,446	$29,490,705	$—	$64,863,151

	Common Stocks	Total
Transfers into Level 2 from Level 1	24,125,688	24,125,688
Transfers from Level 2 into Level 1	—	—
Net Transfer Into/(Out of) Level 2	$24,125,688	$24,125,688

*	Please refer to the Portfolio of Investments for industry classifications.

Transfers that were made into Level 2 represent foreign securities that utilize fair value pricing as provided by the pricing vendor. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2014 and October 31, 2015, or expected to be taken in the Fund’s October 31, 2016 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2017, amounted to $38,336,085 and $29,635,473, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – IronHorse Capital, LLC serves as the Fund’s Investment Adviser (the “Advisor”). Effective October 1, 2016, under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund. Prior to October 1, 2016, the Advisor received monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund incurred advisory fees in the amount of $346,747.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Conductor Global Equity Value Fund do not exceed 2.15%, 2.90%, 1.90%, and 1.25% of the average daily net assets of Class A, Class C, Class I, and Class Y, respectively. This agreement is in effect at least until March 1, 2018 for Class A, Class C, and Class I. This agreement is in effect at least until October 1, 2018 for Class Y. Prior to October 1, 2016, the expense limitation for class Y was 1.50% of the average daily net assets of Class Y. For the six months ended April 30, 2017, the Advisor waived $14,597 of its fees for Class Y.

Prior to February 29, 2016, the Advisor agreed to waive all or a portion of its management fees so that the total annual operating expenses, or extraordinary expenses, did not exceed 2.18%, 2.93% and 1.93% of average daily net assets for Class A, Class C and Class I, respectively.

These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

The following amounts are subject to recapture by the Fund by the following dates:

10/31/2017	$102,335
10/31/2018	$90,754
10/31/2019	$99,424

For the six months ended April 30, 2017, the Advisor recaptured $33,623 of previously waived fees for Class A, Class C, and Class I.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended April 30, 2017, $3,170 and $2,782 of 12b-1 fees was incurred for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. For the six months ended April 30, 2017, the Distributor received $50,724 and $3,799 in underwriting commissions for sales of Class A shares and Class C shares, respectively, of which $7,484 and $0 was retained by the principal underwriter for Class A shares and Class C shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	TAX COMPONENTS OF CAPITAL

As of October 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Late	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	Year	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(89,668)	$(4,156,154)	$—	$7,880,816	$3,634,994

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $89,668.

At October 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$4,156,154	$—	$4,156,154

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and net operating losses, resulted in reclassifications for the year ended October 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(34,351)	$(10,460)	$44,811

6.	SECURITIES LENDING

Under an agreement with BNP Paribas (“BNP”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash and non-cash collateral, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures. Non-cash collateral is securities issued or guaranteed by the U.S. Government or its agencies. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNP to the borrowers is remitted to BNP as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2017, the Fund loaned securities and received cash collateral for the loan. A portion of this cash was invested in the Goldman Sachs Financial Square Funds – Government Fund. The Fund receives compensation relating to the lending of the Fund’s securities.

The percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, BNP, was as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$1,351,332	$1,413,327	4.45%

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets

Description of Liability Securities Loaned	$1,413,327	$—	$1,413,327	(1)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

The following table breaks out the holdings pledged as collateral as of April 30, 2017:

	Overnight and
	Continuous	Up to 30 Days	Total
Goldman Sachs Financial Square Funds - Government Fund	$1,395,523	$—	$1,395,523
Cash	17,804	—	17,804
Total	$1,413,327	$—	$1,413,327

The fair value of the securities loaned for the Fund totaled $1,351,332 at April 30, 2017. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $1,395,523 at April 30, 2017. These amounts are offset by a liability recorded as “Securities lending collateral.” At April 30, 2017, the Fund received cash collateral of $17,804 which was not reinvested and is disclosed as cash on the Statements of Assets and Liabilities.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2017, Charles Schwab & Co., holding shares for the benefit of others in nominee name, held approximately 59% of the voting securities of the Conductor Global Equity Value Fund.

8.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his/her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2017, the Fund did not assess any redemption fees.

9.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Conductor Global Equity Value Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Conductor Global Equity Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account	Ending Account Value	Expenses Paid During	Annualized Expense Ratio
Value 11/1/2016	4/30/2017	Period 11/1/16 – 4/30/17	11/1/16 – 4/30/17
$1,000.00	$1,110.70	$11.25	2.15%
1,000.00	1,106.90	15.15	2.90%
1,000.00	1,111.00	9.94	1.90%
1,000.00	1,116.40	6.56	1.25%

Beginning Account	Ending Account Value	Expenses Paid During	Annualized Expense Ratio
Value 11/1/2016	4/30/2017	Period 11/1/16 – 4/30/17	11/1/16 – 4/30/17
$1,000.00	$1,014.13	$10.74	2.15%
1,000.00	1,010.41	14.46	2.90%
1,000.00	1,015.37	9.49	1.90%
1,000.00	1,018.60	6.26	1.25%

*	Expense information is equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Conductor Global Equity Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2017

Approval of Advisory Agreement – Conductor Global Equity Value Fund

At a meeting held on October 18, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Agreement”) between IronHorse Capital LLC (“IronHorse” or the “Adviser”) and the Trust, on behalf of the Conductor Global Equity Value Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Conductor ; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and expense ratio to those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (viii) performance information of the Fund compared to its benchmark index and an independently selected group of mutual funds with similar investment strategies. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry).

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from IronHorse. During the Meeting, the Board was advised by, and met, in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

The evaluation process with respect to the Adviser is an ongoing one. In evaluating the Agreement, the Board also took into account the Board’s knowledge, resulting from their meetings and other interactions throughout the year and past years, of IronHorse, its services and the Fund.

In its consideration of the Agreement, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by IronHorse related to the Agreement with the Trust regarding the Fund, including the Agreement, a description of the manner in which investment decisions are made and executed, IronHorse’s Form ADV, a review of the financial condition of IronHorse, an overview of the personnel that service the Fund and their respective responsibilities, IronHorse’s compliance policies and procedures, including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and policies and procedures relating to business continuity and cyber-security, a written risk assessment of IronHorse’s compliance program, information about IronHorse’s risk management processes, and an independent report prepared by Morningstar analyzing the performance record, fees and expenses of the Fund as compared to other mutual funds with similar investment strategies.

In reaching its conclusions, the Board considered the experience and qualifications of IronHorse’s management team, the performance of the Fund, recent activity by the Adviser to improve services to the Fund and continue to grow its Fund business, and a continuing commitment to the operation of the Adviser’s compliance program. The Board considered that IronHorse had continued to gain experience with managing a global portfolio and had demonstrated a commitment to its management of the Fund, including lowering the investment advisory fee in advance of potential regulatory changes in order to make the Fund a more attractive investment product to potential investors. The Board also considered that IronHorse continued to retain a compliance consultant to monitor the operation of its compliance program and its consistency with industry best practices. The Board concluded that IronHorse had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures required to

Conductor Global Equity Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2017

perform its duties under the Agreement and that the nature, overall quality and extent of the management services provided by IronHorse to the Fund were satisfactory and reliable.

Performance. The Board considered a report prepared by Morningstar, an independent third party reviewer of mutual fund data (the “Morningstar Report”) that included the Fund’s performance for the one-year period ended June 30, 2016, as compared to the Fund’s benchmark index (MSCI World Total Return Index) and as compared to a group of funds selected by Morningstar (the “Peer Group”) that employ similar investment strategies as the Fund.

The Board considered that the Fund’s performance for the one year period ended June 30, 2016 exceeded both the return of the MSCI World Total Return Index and the median of the Fund’s Morningstar category (World Stock), and was below the median of the Peer Group. The Board also considered that the Morningstar Report compared the Fund to the Peer Group in certain other risk-adjusted measures of performance, including standard deviation and Sharpe ratio, and noted that the Fund ranked above the median in those measures as compared to the World Stock category and was below the median as compared to its Peer Group. The Board further noted that the Adviser had delivered acceptable performance both on an absolute and risk-adjusted basis to shareholders, however, taking into account that the Fund had not been in operation for a sufficient time period to establish a meaningful long-term performance record. The Board concluded that, based on IronHorse’s presentation and the performance of the Fund, IronHorse’s performance was satisfactory and that IronHorse should continue to provide an acceptable level of investment returns for the Fund and its shareholders.

Fees and Expenses. As to the costs of the services provided by IronHorse, the Board considered a comparison of the Fund’s contractual advisory fee and net expense ratio to those of the Peer Group. The Board noted that the Fund’s advisory fee had been reduced from 1.50% of the Fund’s average daily net assets to 1.25% effective October 1, 2016 and that such reduction was not captured by the Morningstar Report. The Board considered that adjusted for the reduced advisory fee, the Fund’s advisory fee was above the median of the Peer Group, but was not the highest fee in the Peer Group.

The Board also considered the net expense ratio of the Fund, noting that IronHorse had agreed to reimburse expenses to limit net annual operating expenses to 2.15%, 2.90%, 1.90% and 1.25%(exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) of the average net assets attributable to Class A, Class C, Class I and Class Y shares of the Fund, respectively. The Board also considered that the Fund’s net expenses (Class I shares) when ranked against the Fund’s Morningstar Category (World Stock), were above the median of its Peer Group. The Board noted in considering the expenses of the Fund that the Fund’s average net assets were substantially lower than the median of either the World Stock category or the Peer Group, and that such factor may be suggestive that comparable funds in either the World Stock category or Peer Group may be able to benefit from economies of scale that the Fund presently cannot. The Board also took into account management’s discussion of the Fund’s expenses. In light of these factors, the Board concluded that the advisory fee was reasonable and that the overall expense ratio was acceptable.

Profitability. The Board considered IronHorse’s profitability and whether these profits are reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by IronHorse based on current asset levels. The Board considered that IronHorse continues to waive a portion of its advisory fee to reimburse Fund operating expenses, and that net profits earned by IronHorse, if any, are not excessive on either an absolute basis or as a percentage of its gross advisory fee.

Economies of Scale. The Board considered whether IronHorse would realize economies of scale with respect to its management of the Fund as it grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board considered the profitability analysis provided by IronHorse, and considered that IronHorse had represented that it expected the Fund to achieve significant economies of scale at certain asset levels, but that at current asset levels, economies of scale was not a relevant consideration. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Conductor Global Equity Value Fund
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April 30, 2017

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by IronHorse from its association with the Fund. The Board noted that IronHorse had identified potential “fall-out” benefits that it may receive include an enhanced firm profile and brand recognition. The Board considered these benefits appeared to be reasonable.

Conclusion. The Board, having requested and received such information from IronHorse as it believed reasonably necessary to evaluate the terms of the Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Agreement for an additional one-year term is in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

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Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-GO-RAILX or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-GO-RAILX.

Investment Advisor
IronHorse Capital LLC
3102 West End Avenue, Suite 400
Nashville, TN 37203

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 7/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 7/7/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 7/7/17